Long-term Incentive Plans (Details 3)	12 Months Ended
Jan. 31, 2023 $ / shares shares
Statement [Line Items]
Number of options, outstanding	6,270,000
Options Exercisable	4,200,004
Options 1 [Member]
Statement [Line Items]
Number of options, outstanding	700,000
Options Exercisable	700,000
Expiry date	Apr. 28, 2023
Vesting Term	25.00%
Exercise Price | $ / shares	$ 0.63
Options 2 [Member]
Statement [Line Items]
Number of options, outstanding	20,000
Options Exercisable	20,000
Expiry date	Sep. 27, 2023
Vesting Term	25.00%
Exercise Price | $ / shares	$ 0.275
Options 3 [Member]
Statement [Line Items]
Number of options, outstanding	20,000
Options Exercisable	20,000
Expiry date	Nov. 28, 2023
Vesting Term	100.00%
Exercise Price | $ / shares	$ 0.29
Options 4 [Member]
Statement [Line Items]
Number of options, outstanding	840,000
Options Exercisable	840,000
Expiry date	Dec. 08, 2023
Vesting Term	50.00%
Exercise Price | $ / shares	$ 0.77
Options 5 [Member]
Statement [Line Items]
Number of options, outstanding	520,000
Options Exercisable	520,000
Expiry date	Oct. 13, 2024
Vesting Term	100.00%
Exercise Price | $ / shares	$ 0.295
Options 6 [Member]
Statement [Line Items]
Number of options, outstanding	20,000
Options Exercisable	20,000
Expiry date	Dec. 11, 2024
Vesting Term	100.00%
Exercise Price | $ / shares	$ 0.16
Options 7 [Member]
Statement [Line Items]
Number of options, outstanding	2,100,000
Options Exercisable	1,400,003
Expiry date	Feb. 28, 2025
Vesting Term	33.33%
Exercise Price | $ / shares	$ 0.17
Options 8 [Member]
Statement [Line Items]
Number of options, outstanding	180,000
Options Exercisable	171,667
Expiry date	May 05, 2025
Vesting Term	25.00%
Exercise Price | $ / shares	$ 1.80
Options 9 [Member]
Statement [Line Items]
Number of options, outstanding	50,000
Options Exercisable	41,667
Expiry date	May 10, 2025
Vesting Term	16.66%
Exercise Price | $ / shares	$ 2.40
Options 10 [Member]
Statement [Line Items]
Number of options, outstanding	20,000
Options Exercisable	16,667
Expiry date	May 21, 2025
Vesting Term	16.66%
Exercise Price | $ / shares	$ 1.80
Options 11 [Member]
Statement [Line Items]
Number of options, outstanding	1,800,000
Options Exercisable	450,000
Expiry date	Jan. 12, 2026
Vesting Term	25.00%
Exercise Price | $ / shares	$ 0.16